Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Treasury Shares At Cost [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2011	$ 161,051	$ 97	$ 311,911	$ (20,091)	$ (343)	$ (130,523)
Balance, shares at Dec. 31, 2011		36,324,997
Exercise of options and RSU's	736	1	735
Exercise of options and RSU's, shares		240,171
Issuance of shares, shares
Share-based compensation expense	5,460		5,460
Other comprehensive loss, net	(147)				(147)
Net loss	(23,391)					(23,391)
Balance at Dec. 31, 2012	143,709	98	318,106	(20,091)	(490)	(153,914)
Balance, shares at Dec. 31, 2012		36,565,168
Exercise of options and RSU's	1,145		1,145
Exercise of options and RSU's, shares		292,000
Issuance of shares, net of issuance expenses	34,959	43	34,916
Issuance of shares, shares		15,600,000
Share-based compensation expense	3,822		3,822
Other comprehensive loss, net	(1,079)				(1,079)
Net loss	(47,478)					(47,478)
Balance at Dec. 31, 2013	135,078	141	357,989	(20,091)	(1,569)	(201,392)
Balance, shares at Dec. 31, 2013		52,457,168
Exercise of options and RSU's	1	1
Exercise of options and RSU's, shares		573,698
Issuance of shares, net of issuance expenses	45,149	70	45,079
Issuance of shares, shares		24,100,000
Share-based compensation expense	3,345		3,345
Other comprehensive loss, net	(2,542)				(2,542)
Net loss	(76,479)					(76,479)
Balance at Dec. 31, 2014	$ 104,552	$ 212	$ 406,413	$ (20,091)	$ (4,111)	$ (277,871)
Balance, shares at Dec. 31, 2014		77,130,866